Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and Other Receivables Table [Abstract]
Schedule of trade and other receivables
	At December 31 2021	At December 31 2020	At December 31 2019
	£’000	£’000	£’000

Trade receivables	14,796	7,243	291
Prepayments	28,124	20,278	10,260
Contract assets	3,451	599	8
VAT recoverable	30,499	4,533	4,983
Other receivables	10,982	4,216	1,687

Total trade and other receivables	87,852	36,869	17,229

Current	77,884	29,358	13,255
Non-current	9,968	7,511	3,974